Employee benefits - Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 132.1	€ 244.2	€ 276.2
Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	239.7	352.6	€ 374.1
Germany | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	69.4	149.3
SWEDEN | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	45.4	70.3
Austria | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	2.8	5.5
SWITZERLAND | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	3.4	5.8
Italy | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	4.0	4.6
Other countries | Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 7.1	€ 8.7